Shareholder Report, Average Annual Return (Details) 193247_GlacierShares Nasdaq Iceland ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
GlacierShares Nasdaq Iceland ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GlacierShares Nasdaq Iceland ETF
Average Annual Return, Percent	6.85%
MSCI EUROPE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EUROPE Net (USD)
Average Annual Return, Percent	19.72%
MarketVector Iceland Global Index Total Return Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MarketVector Iceland Global Index Total Return Net
Average Annual Return, Percent	7.70%